Deferred compensation awards	12 Months Ended
Mar. 31, 2026
Deferred Compensation Awards [Abstract]
Deferred compensation awards
16. Deferred compensation awards:
Nomura issues deferred compensation awards to senior management and employees, which are linked to the price of the Company’s common stock, in order to retain and motivate key staff. These stock-based compensation awards comprise Restricted Stock Units (“RSUs”), Performance Share Units (“PSUs”), Stock Acquisition Rights (“SARs”) Plan B, Notional Stock Units (“NSUs”), and Collared Notional Stock Units (“CSUs”). They are all analogous to awards of restricted common stock. As of March 31, 2026, the numbers of outstanding shares and the total unrecognized compensation cost of PSUs were not significant.
Nomura also issues other deferred compensation awards that are not linked to the Company’s common stock, namely Notional Fund Units, which are based on the performance of funds managed by the Company, and Deferred Cash Awards (“DCAs”), which vest annually in equal increments over a period of three to four years.
Certain deferred compensation awards include Full Career Retirement (“FCR”) provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination of employment if certain criteria based on corporate title and length of service within Nomura are met. The requisite service period for these awards ends on the earlier of the contractual vesting date and the date that the recipients become eligible for or claim FCR.
Unless indicated below, deferred compensation awards are generally reduced, forfeited or clawed back in the event of termination of employment, material restatements of financial statements, material conduct issues, material damage to Nomura’s business or reputation, material downturns in the performance of the Nomura group and/or a material failure of risk management.
RSUs
For each of the RSUs, one NHI share is delivered. The awards generally have a graded vesting period from one
to three years with an extended vesting period of up to seven years for certain senior management and employees in order to meet local regulatory requirements based on the role they perform within Nomura.
The grant date fair value per award is determined using the price of NHI shares.
The following table presents activity relating to RSUs for the year ended March 31, 202
6
.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2025	136,203,210	¥598	0.9
Granted	62,190,310	811
Forfeited	(6,206,885)	680
Delivered	(66,303,810)	598

Outstanding as of March 31, 2026	125,882,825	¥699	1.0

The weighted-average grant date fair value per award for the year ended March 31, 2024, 2025 and 2026 was ¥466, ¥857 and ¥
811
, respectively.
The total fair value of RSUs vested during the years ended March 31, 2024, 2025 and 2026 was ¥36,607 million, ¥62,719 million and ¥56,751 million, respectively. The total value of units delivered during the years ended March 31, 2024 and 2025 was ¥34,362 million and ¥63,041 million, respectively. A total of 43,567,027 shares were delivered during the year ended March 31, 2026 with a total value of ¥56,928 million. The aggregate value of RSUs outstanding as of March 31, 2026 was ¥151,563 million.
As of March 31, 2026, total unrecognized compensation cost relating to nonvested RSUs was ¥16,425 million which is expected to be recognized over a weighted average period of 1.8 years.

Nomura withholds vested RSUs to meet employer statutory tax withholding requirements of employees arising on either vesting of the awards or delivery of the Company’s common stock. The total cash paid to tax authorities to settle these requirements was ¥12,669 million, ¥20,583 million and ¥18,214 million during the year ended March 31, 2024, 2025 and 2026. These cash flows are classified as outflows from financing activities in the consolidated statements of cash flows.
SARs Plan B
In prior years, the Company issued SARs Plan B linked to the price of the Company’s common stock pursuant to several stock unit plans. These awards vest and are exercisable into the Company’s common stock, have an exercise price of ¥1 per share and graded vesting generally over three years with certain longer vesting or holding periods where required under local regulations.
The grant date fair value of SARs Plan B is determined using the price of NHI shares.
No new SARs Plan B have been granted since April 1, 2018.
The numbers of outstanding shares of SARs Plan B as of March 31,2025 and 2026 were not significant.
The total unrecognized compensation cost relating to SARs Plan B during the years ended March 31, 2024, 2025 and 2026 were not significant.
Total compensation expense recognized within
Non-interest
expenses
—
Compensation and benefits
in the consolidated statements of income relating to RSUs and SARs for the years ended March 31, 2024, 2025 and 2026 were ¥35,577 million, ¥38,381 million and ¥40,639 million, respectively.
Total related tax benefits recognized in the consolidated statements of income relating to RSUs for the years ended March 31, 2024, 2025 and 2026 were not significant. The dilutive effect of outstanding deferred compensation plans is included in the weighted average number of shares outstanding used in diluted EPS computations. See Note 14
“Earnings per share”
for further information.
There were no significant modifications of RSUs or SARs Plan B during the years ended March 31, 2024, 2025 and 2026.
NSUs and CSUs
NSUs and CSUs are cash-settled awards linked to the price of the Company’s common stock. NSUs replicate the key features of SARs Plan B described above but are settled in cash rather than exercisable into NHI shares. CSUs are similar to NSUs but exposure to movements in the price of the Company’s common stock is subject to a cap and floor. Both types of award have graded vesting periods generally over three years with certain longer vesting periods where required by local regulations.
The fair value of NSUs and CSUs are determined using the price of NHI shares.

The following table presents activity related to NSUs and CSUs for the year ended March 31, 2026.

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2025	17,525,289	¥854		3,152,678	¥478
Granted	17,728,234	929	(1)	—	—
Vested	(13,722,254)	1,062	(2)	(2,970,567)	541	(2)
Forfeited	(121,282)			(163,856)

Outstanding as of March 31, 2026	21,409,987	¥1,046	(3)	18,255	¥1,113	(3)

(1)	Weighted-average price of NHI shares used to determine number of awards granted.
(2)	Weighted-average price of NHI shares used to determine the final cash settlement amount of the awards.
(3)	The price of NHI shares used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2026.
Total compensation expense recognized within
Non-interest
expenses
—
Compensation and benefits
in the consolidated statements of income relating to NSUs and CSUs for the years ended March 31, 2024, 2025 and 2026 were ¥15,936 million, ¥7,995 million and ¥15,583 million, respectively.
Total unrecognized compensation cost relating to nonvested NSUs, based on the fair value of these awards as of March 31, 2026, was ¥2,455 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 0.8 years. The total fair value of NSUs which vested during the years ended March 31, 2024, 2025 and 2026 was ¥7,479 million, ¥13,249 million and ¥14,570 million, respectively.
Total unrecognized compensation cost relating to nonvested CSUs, based on the fair value of these awards as of March 31, 2026, was ¥0 million. The total fair value of CSUs which vested during the years ended March 31, 2024, 2025 and 2026 was ¥3,179 million, ¥3,190 million and ¥1,607 million, respectively.
Total tax benefits recognized in the consolidated statements of income for compensation expense relating to NSUs and CSUs for the years ended March 31, 2024, 2025 and 2026 were ¥186 million, ¥174 million and ¥1,054 million, respectively.
There were no significant modifications of NSUs or CSUs during the years ended March 31, 2024, 2025 and 2026.
Subsequent events
On May 14, 2026, the Company adopted a resolution to grant RSUs to certain senior management and employees. A total of 29,736,800 RSUs have been granted which generally have a graded vesting period from one
to three years or with an
extended
vesting period of up to four years
for certain senior management and employees in order to meet local regulatory requirements based on the role they perform within Nomura. Approximately half of the amount previo usly
granted as RSUs is provided as DCAs. Until last year,
the Company granted RSUs to employees subject to compensation regulations, with an allotment date of about seven years from the date of the decision to dispose of treasury shares. However, following amendments to the regulations, this year the Company granted RSUs with an allotment date of about four years after the date of the disposal decision.

On May 14, 2026, the Company adopted a resolution to grant PSUs to executive officers of the Company. The base number of shares has been calculated as 541,000 shares, and the number of shares when applying a
payout rate of

150
% is
811,500
shares. PSUs are to deliver NHI shares to grantees depending on the degree of achievement of the performance targets for the three
fiscal years. The settlement of the PSUs will be primarily in treasury stock.
On May 25, 2026, Nomura also granted NSUs to

senior management and employees in countries where RSUs are less favorably treated for tax or other reasons. These NSUs have a total grant date fair value of ¥
6
 billion and vesting periods of up to
four years
.